Expense Example - PGIM Short-Term Corporate Bond Fund	Dec. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 296
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	1,098
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	473
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,578
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	693
Expense Example, with Redemption, 10 Years	1,556
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	277
Expense Example, with Redemption, 10 Years	625
R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	820
Expense Example, with Redemption, 10 Years	1,880
R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,245
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	222
Expense Example, with Redemption, 10 Years	$ 503